Unaudited Consolidated Statements of Comprehensive Income - Aria Energy LLC - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income (loss)	$ 85,049	$ (6,603)	$ (29,923)	$ (26,947)	$ (24,691)
Other comprehensive income:
Net actuarial income (loss)	194	(22)	(45)	(723)	299
Other comprehensive income (loss)	85,243	(6,625)	(29,968)	(27,670)	(24,392)
Comprehensive income attributable to noncontrolling interest	289	38	78	84	67
Comprehensive income (loss) attributable to controlling interest	$ 84,954	$ (6,663)	$ (30,046)	$ (27,754)	$ (24,459)